CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Current assets	€ 37,774	€ 37,506
Cash and cash equivalents	7,569	7,849
Financial assets	14,044	12,579
Trade receivables	5,093	4,133
Inventories	9,539	11,213
Income tax receivables	3	8
Other assets	1,526	1,724
Non-current assets
Non-current assets	29,257	24,633
Financial assets	357	211
Intangible assets	1,111	842
Property, plant and equipment	27,698	23,521
Investments in joint ventures	39
Other assets	52	59
Total assets	67,031	62,139
Current liabilities
Current liabilities	6,576	5,517
Deferred income	271	332
Trade payables	3,059	1,765
Financial liabilities	1,162	1,297
Other liabilities and provisions	2,084	2,123
Non-current liabilities
Non-current liabilities	16,537	5,086
Deferred income	18	177
Deferred tax liabilities	66	1
Financial liabilities	16,413	4,817
Other liabilities and provisions	40	91
Equity
Equity	43,918	51,536
Subscribed capital	3,720	3,720
Capital reserves	76,227	75,827
Accumulated deficit	(37,480)	(28,971)
Accumulated other comprehensive income	1,380	873
Equity attributable to the owners of the company	43,847	51,449
Non-controlling interests	71	87
Total equity and liabilities	€ 67,031	€ 62,139